Warrant Liability - Fair Value of Warrant Liabilities (Details) - GRAF INDUSTRIAL CORP. - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 18, 2020	Dec. 31, 2018	Dec. 31, 2019
Warrant liabilities	$ 32,502,650	$ 0	$ 15,136,749
Issuance of Public and Private Warrants		18,584,922
Change in fair value of warrant liabilities	2,800,110	(3,448,173)	17,365,901
Reclassification of warrant liabilities to equity upon exercising of the Warrant Adjustment Provision	(35,302,760)
Warrant liabilities	$ 0	$ 15,136,749	$ 32,502,650